Blackberry Limited and Summary of Significant Accounting Policies and Critical Accounting Estimates Revenue Recognition, Multiple-Deliverable Arrangements (Details) - Blackberryten [Member]	12 Months Ended
Feb. 29, 2016 USD ($)
Maximum
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Revenue Recognition, Multiple-deliverable Arrangements, Determination of Selling Price, Amount	$ 20
Minimum
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Revenue Recognition, Multiple-deliverable Arrangements, Determination of Selling Price, Amount	$ 4